Supplemental Disclosure of Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest, net of capitalized interest	$ 436	$ 363	$ 378
Income taxes (refunds), net	155	89	15
Accounts payable related to capital expenditures	236	201	144
Capital distribution associated with the Internal Spin	0	0	0
ROU Asset Obtained In Exchange for Operating Lease Liability, Including Transition Impact of ASC 842 Adoption	44	0	0
Cash and cash equivalents	241	4,231
Total cash, cash equivalents and restricted cash shown in Statements of Consolidated Cash Flows	271	4,278	296	$ 381
Interest Income, Other	17	24	0
Other, net [Member]
Interest income	22	28	2
Cash and Cash Equivalents [Member]
Temporary investments	3,900
Prepaid Expenses and Other Current Assets [Member]
Restricted cash	30	46
Other Noncurrent Assets [Member]
Restricted cash	0	1
CenterPoint Energy Houston Electric, LLC
Interest, net of capitalized interest	229	200	205
Income taxes (refunds), net	87	154	76
Accounts payable related to capital expenditures	117	124	104
Capital distribution associated with the Internal Spin	0	0	0
ROU Asset Obtained In Exchange for Operating Lease Liability, Including Transition Impact of ASC 842 Adoption	1	0	0
Cash and cash equivalents	216	335
Total cash, cash equivalents and restricted cash shown in Statements of Consolidated Cash Flows	235	370	274	381
CenterPoint Energy Houston Electric, LLC | Other, net [Member]
Interest Income, Other	9	4	2
CenterPoint Energy Houston Electric, LLC | Prepaid Expenses and Other Current Assets [Member]
Restricted cash	19	34
CenterPoint Energy Houston Electric, LLC | Other Noncurrent Assets [Member]
Restricted cash	0	1
CenterPoint Energy Resources Corp.
Interest, net of capitalized interest	109	105	116
Income taxes (refunds), net	7	3	4
Accounts payable related to capital expenditures	86	80	56
Capital distribution associated with the Internal Spin	28	1,473	0
ROU Asset Obtained In Exchange for Operating Lease Liability, Including Transition Impact of ASC 842 Adoption	29	0	0
Cash and cash equivalents	2	14
Total cash, cash equivalents and restricted cash shown in Statements of Consolidated Cash Flows	2	25	12	$ 1
Interest Income, Other	5	1	$ 0
CenterPoint Energy Resources Corp. | Prepaid Expenses and Other Current Assets [Member]
Restricted cash	0	11
CenterPoint Energy Resources Corp. | Other Noncurrent Assets [Member]
Restricted cash	0	0
Bond Companies [Member] | CenterPoint Energy Houston Electric, LLC
Cash and cash equivalents	$ 216	$ 335